Derivative Instruments and Hedging Activities - Derivatives Effect on Statement of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Total direct operating expense on consolidated statements of operations	$ 457,100	$ 433,600	$ 1,440,900	$ 1,306,000
Total interest expense on consolidated statements of operations	58,500	55,500	180,100	157,100	$ 222,500	$ 162,600		$ 115,000
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive income (loss)	2,400	(4,300)	3,500	(7,300)
Gain (loss) reclassified from accumulated other comprehensive income (loss)	(100)	(2,600)	(1,200)	(2,500)			$ 2,124		$ (1,067)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive income (loss)	1,600	(11,700)	(1,100)	24,700
Gain (loss) reclassified from accumulated other comprehensive income (loss)	2,000	11,400	24,300	31,500
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$ 1,400	$ (1,800)	$ (1,700)	$ (5,500)
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Total direct operating expense on consolidated statements of operations					1,886,700	2,207,900		1,922,100
Total interest expense on consolidated statements of operations					222,500	162,600		115,000
Cash Flow Hedging | Designated as Hedging Instrument | Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive income (loss)					(5,800)	1,700		1,700
Gain (loss) reclassified from accumulated other comprehensive income (loss)					(300)	(300)		(200)
Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive income (loss)					36,300	81,100		66,500
Gain (loss) reclassified from accumulated other comprehensive income (loss)					41,800	1,400		(15,000)
Cash Flow Hedging | Not Designated as Hedging Instrument | Interest Rate Swap [Member] | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated other comprehensive income (loss)					$ (7,200)	$ (11,800)		$ (33,800)